Share capital, share premium and other reserves (Details) - £ / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Share price	£ 0.01	£ 0.01
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Share price	£ 0.01